Deferred income tax assets and liabilities and income tax expense (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Schedule of temporary difference, unused tax losses and unused tax credits
Deferred income tax assets and liabilities break down as follows:

	As of January 1, 2023	Profit (loss)	Other comprehensive income (loss)	As of December 31, 2023
Tax losses and other unused tax credits (1)	4,717	3,215	—	7,932
Provisions	4,706	(436)	—	4,270
Right-of-use assets, net	1,038	2,267	—	3,305
Employee benefit	3,909	(356)	(2,298)	1,255
Other	1,447	(1,420)	—	27

Assets for deferred income tax	15,817	3,270	(2,298)	16,789

Property, plant and equipment	(146,154)	(132,570)	—	(278,724)
Tax inflation adjustment	(108,363)	6,124	—	(102,239)
Trade and other receivables	(1,347)	(10,353)	—	(11,700)
Borrowings	(921)	(47)	—	(968)
Inventories	(898)	519	—	(379)
Short-term investments	(1,210)	1,046	—	(164)

Liabilities for deferred income tax	(258,893)	(135,281)	—	(394,174)

Deferred income tax, net	(243,076)	(132,011)	(2,298)	(377,385)

	As of January 1, 2022	Profit (loss)	Other comprehensive income (loss)	As of December 31, 2022
Tax losses and other unused tax credits (1)	6,972	(2,255)	—	4,717
Provisions	7,265	(2,559)	—	4,706
Employee benefit	2,913	(467)	1,463	3,909
Right-of-use assets, net	161	877	—	1,038
Other	(501)	1,948	—	1,447

Assets for deferred income tax	16,810	(2,456)	1,463	15,817

Property, plant and equipment	(150,786)	4,632	—	(146,154)
Tax inflation adjustment	(36,038)	(72,325)	—	(108,363)
Trade and other receivables	1,784	(3,131)	—	(1,347)
Short-term investments	(1,925)	715	—	(1,210)
Borrowings	(1,225)	304	—	(921)
Inventories	(1,269)	371	—	(898)

Liabilities for deferred income tax	(189,459)	(69,434)	—	(258,893)

Deferred income tax, net	(172,649)	(71,890)	1,463	(243,076)

(1)
As of December 31, 2023 and 2022,

the Company has recognized Net Operating Loss (“NOL”) based on the analysis of expected future taxable income in the following years, generated in Argentina and Mexico.

Schedule of deferred income tax assets and liabilities	The following amounts, are disclosed in the consolidated statement of financial position:

	As of December 31, 2023	As of December 31, 2022
Deferred income tax assets, net	5,743	335

Deferred income tax assets, net	5,743	335

	As of December 31, 2023	As of December 31, 2022
Deferred income tax liabilities, net	383,128	243,411

Deferred income tax liabilities, net	383,128	243,411

Schedule of major components of tax expense income
Income tax breaks down as follows:

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021
Income tax
Current income tax	(16,393)	(92,089)	(62,419)
Deferred income tax	(132,011)	(71,890)	(39,695)

Income tax (expense) charged in the statement of profit or loss	(148,404)	(163,979)	(102,114)

Deferred income tax charged to other comprehensive income	(2,298)	1,463	2,048

Total income tax (expense)	(150,702)	(162,516)	(100,066)

Schedule of reconciliation of income taxes
Below is the reconciliation between income tax expense and the amount resulting from the application of the tax rate to profit income tax:

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021
Profit before income tax	545,359	433,514	152,764
Effective income tax rate	30%	30%	30%

Income tax at the effective tax rate pursuant to effective tax regulations	(163,608)	(130,054)	(45,829)

Items that adjust income tax (expense) / benefit:
Nondeductible expenses	(13,328)	(18,735)	(6,600)
Inflation adjustment	(146,077)	(153,517)	(98,348)
Effect on the measurement of monetary and nonmonetary items at functional currency	196,841	169,058	86,724
Unrecognized tax losses and other assets	(7,156)	(15,568)	(4,047)
Effect of tax losses (1)	—	—	31,232
Effect related to statutory income tax rate change (2)	—	—	(67,312)
Difference in income tax estimate prior year	1,695	6,358	—
Application of tax credits	16,077	6,229	9,710
Effect related to the difference in tax rate other than Mexican statutory rate	(34,317)	(25,762)	(7,637)
Other	1,469	(1,988)	(7)

Total income tax (expense)	(148,404)	(163,979)	(102,114)

(1)	For the year ended December 31, 2021, see Note 16.1.
(2)	For the year ended December 31, 2021, mainly include effects in Note 30.1.

Summary of tax losses carryforwards	Below are the updated accumulated tax losses not recognized and their due dates:

	As of December 31, 2023	As of December 31, 2022	As of December 31, 2021
2027	6,185	5,166	4,499
2028	72,643	60,727	51,618
2029	32,126	27,113	13,781
As from 2030	83,735	36,203	7,903

Total accumulated tax losses not recognized	194,689	129,209	77,801

Schedule of breakdown of income tax liability	Income tax liabilities break down as follows:

	As of December 31, 2023	As of December 31, 2022
Current
Income tax, net of withholdings and prepayments	3	58,770

Total current	3	58,770